INVENTORY (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished products	$ 241,916	$ 233,092
Raw materials and work in progress	66,247	70,035
Crop growing costs	26,701	29,016
Agricultural and other operating supplies	43,125	46,449
Inventories, net of allowances	$ 377,989	$ 378,592